Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income (loss)	$ 7,172,521	$ (11,935,452)	$ (16,194,662)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000	25,000
General and administrative expenses paid by related party under promissory note		26,800	26,800
Change in fair value of derivative warrant liabilities	(9,576,860)	10,954,400	10,799,940
Financing costs - warrant liabilities		462,620	462,620
Net gain on investments held in Trust Account	(440,421)	(4,457)	(12,421)
Gain on settlement of deferred underwriting fees	(279,890)
Changes in operating assets and liabilities:
Prepaid expenses	315,249	(1,225,548)	(861,617)
Accounts payable	49,767		(181,236)
Accrued expenses	(64,595)	105,056	24,497
Accrued expenses – related party	5,085
Deferred legal fees	2,226,745		3,966,447
Net cash used in operating activities	(592,399)	(1,591,581)	(1,944,632)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(311,163,050)	(311,163,050)
Net cash used in investing activities		(311,163,050)	(311,163,050)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		100	100
Repayment of note payable to related party		(171,742)	(171,742)
Proceeds received from initial public offering		311,163,050	311,163,050
Proceeds received from private placement		9,223,261	9,223,261
Offering costs paid		(6,295,461)	(6,295,461)
Net cash provided by financing activities		313,919,208	313,919,208
Net (decrease) increase in cash	(592,399)	1,164,577	811,526
Cash - beginning of the period	811,526
Cash - end of the period	219,127	1,164,577	811,526
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of Class A common stock subject to possible redemption amount	352,842
Offering costs included in accounts payable		200,000	200,000
Offering costs included in accrued expenses		70,000	70,000
Offering costs paid by related party under promissory note		144,842	144,842
Deferred underwriting commissions		10,890,707	10,890,707
Gain on settlement of underwriting fees	10,610,817
Forfeiture of Class B ordinary shares from Sponsor		$ 13	$ 13